Note 10 - Stock-based Compensation - Summary of Option Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Balance (in shares)	104	63
Balance (in dollars per share)	$ 82,655.77	$ 132,059
Balance	$ 0	$ 0	$ 0
Options continued from CPP Plan (in shares)	503	42
Options continued from CPP Plan (in dollars per share)	$ 300	$ 6,743.41
Exercised (in shares)	0	0
Cancelled (in shares)	0	0
Forfeitures (in shares)	0	(1)
Forfeitures (in dollars per share)		$ 6,743.41
Balance (in shares)	607	104
Balance (in dollars per share)	$ 14,410.38	$ 82,655.77